Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	$ 3,889,483	$ 2,693,690	$ 1,594,064
Support equipment and facilities	113,563	80,012	47,224
Drilling and work in progress	159,614	142,122	80,737
Unproved oil and gas properties	20,044	30,012	14,909
Total capitalized costs	4,182,704	2,945,836	1,736,933
Accumulated depreciation and valuation allowances	(3,306,031)	(2,239,487)	(1,283,840)
Net capitalized costs	876,673	706,349	453,093
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	3,052	2,033
Unproved oil and gas properties			1,241
Total capitalized costs	3,052	2,033	1,241
Accumulated depreciation and valuation allowances	(2,827)	(1,973)	(489)
Net capitalized costs	225	60	752
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	3,892,535	2,695,723	1,594,064
Support equipment and facilities	113,563	80,012	47,224
Drilling and work in progress	159,614	142,122	80,737
Unproved oil and gas properties	20,044	30,012	16,150
Total capitalized costs	4,185,756	2,947,869	1,738,174
Accumulated depreciation and valuation allowances	(3,308,858)	(2,241,460)	(1,284,328)
Net capitalized costs	$ 876,898	$ 706,409	$ 453,846